Employee separation charges (Tables)	12 Months Ended
Dec. 31, 2012
Employee separation charges [Abstract]
Summary of separation activity
The following table summarizes the 2010, 2011 and 2012 separation activity:

(Millions of dollars)	Total
Liability balance at December 31, 2009	$49
Increase in liability (separation charges)	33
Reduction in liability (payments and other adjustments)	(60)
Liability balance at December 31, 2010	$22
Increase in liability (separation charges)	112
Reduction in liability (payments and other adjustments)	(44)
Liability balance at December 31, 2011	$90
Increase in liability (separation charges)	94
Reduction in liability (payments and other adjustments)	(155)
Liability balance at December 31, 2012	$29